                           U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                December 31, 1999
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                                    Annualized
                                                                                     Yield on
    Principal                                                          Maturity      Date of             Value
     Amount                                                              Date        Purchase           (Note 1)
   -----------                                                         --------     ----------       ------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS (27.9%)
   $29,850,000   Federal  National  Mortgage Association* .........     2/23/00        5.040%        $ 29,849,957
    90,000,000   Federal Home Loan Banks ..........................     7/21/00        6.086           90,000,000
    50,000,000   Student Loan Marketing Association* ..............     1/12/00        5.786           49,999,397
    25,000,000   Student Loan Marketing Association*  .............      2/4/00        5.108           25,000,491
    50,000,000   Student Loan Marketing Association*  .............      8/1/00        6.113           49,988,707
    55,000,000   Student Loan Marketing Association* ..............      8/3/00        6.113           54,983,845
    50,000,000   Student Loan Marketing Association* ..............     8/17/01        6.536           50,000,000
                                                                                                     ------------
                    Total U.S. Government and Agency
                      Obligations .................................                                  $349,822,397
                                                                                                     ------------
                CERTIFICATES OF  DEPOSIT (22.3%)
   $14,000,000   ABN Amro .........................................     3/10/00        5.230%        $ 14,000,000
    20,150,000   Bank of Montreal (Montreal) ......................     1/12/00        6.300           20,150,000
    22,100,000   Bank of Montreal .................................     1/13/00        6.330           22,100,000
    42,550,000   Bank Nationale de Paris ..........................      3/1/00        6.000           42,550,000
    19,000,000   Bayer Hypobank London ............................     7/28/00        5.710           18,994,790
    14,000,000   Canadian Imperial Bank of Commerce ...............     1/27/00        5.000           13,999,808
    25,000,000   Deutsche Bank AG - New York Branch ...............      1/7/00        4.980           24,999,921
    12,000,000   National Westminster Bank, Plc. ..................      2/8/00        5.030           11,999,759
    20,000,000   National Westminster Bank, Plc. ..................     3/15/00        5.175           20,000,496
    14,000,000   Rabobank Nederland N.V. ..........................     1/12/00        5.020           13,999,878
    25,000,000   Royal Bank of Canada .............................     7/10/00        5.665           24,995,613
    11,000,000   UBS, New York ....................................     5/19/00        5.280           10,997,986
    25,000,000   UBS AG ...........................................    11/20/00        6.080           24,989,412
    15,000,000   UBS AG  ..........................................    11/28/00        6.090           14,989,585
                                                                                                     ------------
                    Total Certificates of Deposits ...............                                   $278,767,248
                                                                                                     ------------
                COMMERCIAL PAPER (36.0%)
   $30,000,000   American Express Credit Corp. ....................     1/31/00        5.840%        $ 29,854,000
    35,000,000   American General Finance Corp. ...................     3/14/00        5.810           34,587,651
    50,000,000   Coca Cola Co. ....................................      2/7/00        6.020           49,690,639
    50,000,000   DuPont EI DeNemours & Co. ........................     2/10/00        5.840           49,675,556
    25,000,000   General Electric Capital Corp. ...................     2/15/00        5.900           24,815,625
    30,000,000   General Electric Capital Corp. ...................      3/7/00        5.880           29,676,600
    50,000,000   General Motors Acceptance Corp. ..................     2/22/00        6.050           49,563,055
    25,000,000   Merrill Lynch & Co., Inc. ........................     2/15/00        5.940           24,814,375
    49,350,000   Morgan Stanley Dean Witter Discover ..............     2/16/00        6.100           48,965,344
    25,000,000   Pfizer, Inc. .....................................     2/14/00        6.100           24,813,611
    40,000,000   Proctor & Gamble .................................     1/27/00        5.780           19,916,511
    25,000,000   Proctor & Gamble .................................     2/14/00        5.780           24,823,389
    40,000,000   Prudential Funding Corp. .........................     1/31/00        5.850           39,805,000
                                                                                                     ------------
                    Total  Commerical Paper .......................                                  $451,001,356
                                                                                                     ------------
                CORPORATE NOTES (3.3%)
   $40,960,000   Goldman Sachs Group, Inc.*........................     2/22/00        6.210         $ 40,960,000
                                                                                                     ------------
                    Total  Corporate Notes ........................                                  $ 40,960,000
                                                                                                     ------------

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                                December 31, 1999
                           (expressed in U.S. dollars)
                                   (unaudited)

                                                                                     Annualized
                                                                                      Yield on
    Principal                                                           Maturity      Date of           Value
     Amount                                                               Date        Purchase         (Note 1)
   -----------                                                          --------     ----------       -----------
                 Repurchase Agreements (9.7%)
   $35,000,000   Aubrey Lanston Repo
                   (Agreement dated 12/31/99 collateralized by
                     $34,000,000 U.S. Treasury Note 8.750%,
                     due 8/15/00, $35,009,349 to be received
                     upon maturity) ...............................      1/3/00        3.250%      $   35,000,000
    50,000,000   J.P. Morgan & Co. Repo
                   (Agreement dated 12/31/99 collateralized by
                     $49,756,000 U.S. Treasury Note 6.250%,
                     due 6/30/00; $50,015,411 to be received
                     upon maturity)................................      1/3/00        3.750           50,000,000
    36,638,757   J.P. Morgan & Co. Repo
                   (Agreement dated 12/31/99 collateralized by
                     $37,465,000 U.S. Treasury Note 5.375%,
                     due 6/30/00; $29,809,185 to be received
                     upon maturity) ...............................      1/3/00        3.750           36,638,757
                                                                                                   --------------
                   Total Repurchase Agreements ....................                                $  121,638,757
                                                                                                   --------------

TOTAL INVESTMENTS, AT AMORTIZED COST ............................................       99.2%      $1,242,189,758
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..................................        0.8           10,543,830
                                                                                       -----       --------------
NET ASSETS  .....................................................................      100.0%      $1,252,733,588
                                                                                       ======      ==============

----------
* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). The Yield shown represents the December 31, 1999 coupon rate.

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999
                           (expressed in U.S. dollars)
                                   (unaudited)

ASSETS:
   Investments, at amortized cost and value (Note 1) ........     $1,242,189,758
   Interest receivable ......................................         10,777,602
                                                                  --------------
        Total Assets ........................................      1,252,967,360
                                                                  --------------
LIABILITIES:
   Payables for:
      Investment advisory fee (Note 2) ......................            159,961
      Administrative fee (Note 2) ...........................             37,324
      Accrued expenses and other liabilities ................             36,487
                                                                  --------------
        Total Liabilities ...................................            233,772
                                                                  --------------
NET ASSETS ..................................................     $1,252,733,588
                                                                  ==============
Net Assets Consist of:
   Paid-in capital ..........................................     $1,252,733,588
                                                                  ==============

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1999
                           (expressed in U.S. dollars)
                                   (unaudited)

NET INVESTMENT INCOME:
   Income:
      Interest ................................................      $32,326,693
                                                                     -----------
   Expenses:
      Investment advisory fee (Note 2) ........................          898,475
      Administrative fee (Note 2) .............................          209,644
      Trustees' fees and expenses (Note 2) ....................           31,503
      Amortization of organization expenses (Note 1) ..........            5,697
      Miscellaneous expenses ..................................           54,142
                                                                     -----------
        Total Expenses ........................................        1,199,461
                                                                     -----------
NET INVESTMENT INCOME .........................................      $31,127,232
                                                                     ===========

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                     For the
                                                six months ended           For the
                                                December 31, 1999        year ended
                                                   (unaudited)          June 30, 1999
                                                ----------------       --------------
INCREASE IN NET ASSETS:
From Investment Activities:
   Net investment income  ....................    $   31,127,232        $   52,850,027
                                                  --------------        --------------
Capital Transactions:
   Proceeds from contributions ...............       742,064,733         1,211,236,532
   Value of withdrawals ......................      (595,620,332)       (1,127,061,572)
                                                  --------------        --------------
      Net increase in net assets resulting
          from capital transactions  .........       146,444,401            84,174,960
                                                  --------------         -------------
   Net increase in net assets ................       177,571,633           137,024,987

NET ASSETS:
   Beginning of year .........................     1,075,161,955           938,136,968
                                                  --------------        --------------
   End of year   .............................    $1,252,733,588        $1,075,161,955
                                                  ==============        ==============

                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                     For the                                                          For the period
                                 six months ended                                                    October 31, 1994
                                   December 31,             For the years ended June 30,             (commencement of
                                      1999          --------------------------------------------      operations) to
                                   (unaudited)         1999         1998       1997       1996         June 30, 1995
                                 ----------------   ----------    --------   --------   --------     ----------------
Ratio/Supplemental Data:
  Net assets, end of period
     (000's omitted)..........     $1,252,734       $1,075,162   $938,137    $917,904   $764,477          $625,111
  Ratio of expenses to average
     net assets...............           0.20%(1)         0.21%      0.23%       0.24%      0.24%             0.25%(1)
  Ratio of net investment
     income to average net
     assets...................           5.20%(1)         4.98%      5.40%       5.26%      5.45%             5.62%(1)

----------
(1)   Annualized.

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

      1. Organization and Accounting Policies. The U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for Federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 1999, the cost of investments for Federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

            D. Repurchase Agreements. The Portfolio at all times maintains possession of securities collateralizing repurchase agreements. Additionally, the Portfolio monitors the value of such securities, including accrued interest, to ensure the collateral at least equals 100% of the value of the repurchase agreement.

            E. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Portfolio's average daily net assets. For the six months ended December 31, 1999, the Portfolio incurred $898,475 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average net assets. The Administrator has a sub-administration agreement with Signature Financial Group for which with Signature Financial Group receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1999, the Portfolio incurred $209,644 for administrative services.

                           U.S. MONEY MARKET PORTFOLIO

                           (expressed in U.S. dollars)

      Trustees' Fees. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the six months ended December 31, 1999, the Portfolio incurred $31,503 for Trustees' fees and expenses.

      3. Investment Transactions. Purchases, and maturities and sales, of money market instruments, excluding securities subject to repurchase agreements, aggregated $4,588,590,495 and $4,506,907,900, respectively, for the six months ended December 31, 1999.